Subsequent Events (Details Narrative) (10-K) - USD ($)	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020
Heng Sheng Wei Garments Co., Ltd [Member] | Jinlong Huang [Member]
Disposal of inventory				$ 114,229
Subsequent Event [Member]
Subscription price per share	$ 5.00
Subsequent Event [Member] | Individual Iinvestor [Member]
Common stock new issues shares	600,000
Subsequent Event [Member] | Logistic Service Segment HPF [Member]
Disposal operation segment subsidiaries		$ 173,170
Subsequent Event [Member] | Heng Sheng Wei Garments Co., Ltd [Member] | Jinlong Huang [Member]
Disposal of inventory		$ 194,164	$ 194,164